Leases (Schedule of Future Minimum Lease Commitments) (Details)	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 76,452
2021	46,182
Total future minimum lease payments	122,634
Less: Imputed interest	(4,995)
Total operating lease liability	$ 117,639